Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2021
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-39491
Entity Registrant Name	EXCELLON RESOURCES INC.
Entity Central Index Key	0001263011
Entity Address, Address Line One	10 KING STREET EAST
Entity Address, Address Line Two	SUITE 200 TORONTO
Entity Address, City or Town	ONTARIO
Entity Address, Postal Zip Code	M5C 1C3